Initial Public Offering (Details) - USD ($)		1 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 30, 2020	Dec. 28, 2020	Dec. 31, 2020	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Sale of stock, description			Each Unit consists of one share of common stock, par value $0.0001 per share, one redeemable warrant (the “Public Warrants”) and one right (the “Rights”). Each Public Warrant entitles the holder thereof to purchase one-half (1/2) of a share of common stock at a price of $11.50 per whole share. Each Right entitles the holder thereof to receive one-twentieth (1/20) of a share of common stock upon consummation of an initial Business Combination.
Gross proceeds (in Dollars)	$ 197,225,000			$ 8,601,099
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock units			17,500,000
Purchase price per share (in Dollars per share)			$ 10
Sale of stock, description			Each Unit consists of one share of common stock, par value $0.0001 per share, one redeemable warrant (the “Public Warrants”) and one right (the “Rights”). Each Public Warrant entitles the holder thereof to purchase one-half (1/2) of a share of common stock at a price of $11.50 per whole share. Each Right entitles the holder thereof to receive one-twentieth (1/20) of a share of common stock upon consummation of an initial Business Combination.
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock units		2,625,000
Gross proceeds (in Dollars)		$ 26,250,000